Document and Entity Information	Sep. 03, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity File Number	001-35314
Entity Registrant Name	eGain Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0466366
Entity Address, Address Line One	1252 Borregas Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	636-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EGAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001066194
Amendment Flag	false